Schedule of Investments(a)
January 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.43%
Aerospace & Defense–3.17%
Airbus SE (France)	85,328	$19,535,822
Boeing Co. (The)(b)	195,210	45,624,481
Howmet Aerospace, Inc.	126,548	26,332,108
Northrop Grumman Corp.	36,250	25,094,425
		116,586,836
Apparel Retail–0.58%
Ross Stores, Inc.	113,909	21,488,933
Application Software–2.44%
Intuit, Inc.	67,619	33,736,472
Salesforce, Inc.	156,360	33,193,664
Synopsys, Inc.(b)	48,906	22,746,914
		89,677,050
Asset Management & Custody Banks–0.51%
KKR & Co., Inc., Class A	165,230	18,879,180
Automobile Manufacturers–0.69%
Tesla, Inc.(b)	59,297	25,522,022
Biotechnology–1.17%
AbbVie, Inc.	192,695	42,972,912
Broadline Retail–4.58%
Amazon.com, Inc.(b)	705,351	168,790,494
Building Products–0.85%
Johnson Controls International PLC	260,964	31,122,567
Communications Equipment–1.13%
Cisco Systems, Inc.	533,029	41,746,831
Construction Materials–1.22%
CRH PLC	365,994	44,801,325
Consumer Finance–1.69%
American Express Co.	105,819	37,266,277
Capital One Financial Corp.	113,364	24,818,781
		62,085,058
Consumer Staples Merchandise Retail–1.51%
Walmart, Inc.	466,580	55,588,341
Data Center REITs–0.85%
Digital Realty Trust, Inc.	188,375	31,260,831
Diversified Banks–4.08%
JPMorgan Chase & Co.	304,091	93,018,396
Wells Fargo & Co.	633,037	57,283,518
		150,301,914
Electric Utilities–1.69%
Constellation Energy Corp.	76,486	21,468,090
PPL Corp.	1,129,327	40,938,104
		62,406,194
Electrical Components & Equipment–3.22%
Eaton Corp. PLC	83,623	29,386,795
Shares		Value
Electrical Components & Equipment–(continued)
Emerson Electric Co.	227,569	$33,443,540
Rockwell Automation, Inc.	132,063	55,684,364
		118,514,699
Financial Exchanges & Data–1.28%
Cboe Global Markets, Inc.	177,897	47,153,379
Health Care Distributors–0.88%
McKesson Corp.	39,028	32,440,464
Health Care Equipment–2.89%
Abbott Laboratories	269,867	29,496,463
Boston Scientific Corp.(b)	374,579	35,034,374
Medtronic PLC	407,378	41,943,639
		106,474,476
Health Care Facilities–0.69%
Tenet Healthcare Corp.(b)	134,479	25,454,185
Health Care Supplies–0.38%
Medline, Inc.(b)	313,869	13,873,010
Home Improvement Retail–0.95%
Lowe’s Cos., Inc.	130,692	34,902,605
Homebuilding–0.68%
D.R. Horton, Inc.	168,282	25,047,093
Hotels, Resorts & Cruise Lines–1.99%
Marriott International, Inc., Class A	104,745	33,026,098
Royal Caribbean Cruises Ltd.(c)	123,992	40,254,003
		73,280,101
Household Products–1.65%
Procter & Gamble Co. (The)	399,258	60,595,387
Industrial Machinery & Supplies & Components–0.69%
Lincoln Electric Holdings, Inc.	95,953	25,461,129
Industrial REITs–1.11%
Prologis, Inc.	311,827	40,712,133
Insurance Brokers–0.51%
Arthur J. Gallagher & Co.	74,642	18,613,475
Integrated Oil & Gas–1.72%
Chevron Corp.	357,845	63,302,780
Interactive Media & Services–10.46%
Alphabet, Inc., Class A	766,685	259,139,530
Meta Platforms, Inc., Class A	175,933	126,055,994
		385,195,524
Investment Banking & Brokerage–2.01%
Charles Schwab Corp. (The)	493,343	51,268,204
Raymond James Financial, Inc.	136,516	22,642,544
		73,910,748
Life Sciences Tools & Services–1.58%
Danaher Corp.	177,034	38,750,972
See accompanying notes which are an integral part of this schedule.
Invesco Charter Fund

Shares		Value
Life Sciences Tools & Services–(continued)
Lonza Group AG (Switzerland)	28,634	$19,455,373
		58,206,345
Managed Health Care–0.87%
UnitedHealth Group, Inc.	112,073	32,157,106
Multi-Utilities–0.80%
Ameren Corp.	286,795	29,620,188
Oil & Gas Exploration & Production–0.98%
ConocoPhillips	344,753	35,933,605
Oil & Gas Storage & Transportation–0.64%
Cheniere Energy, Inc.	111,563	23,597,806
Passenger Ground Transportation–0.78%
Uber Technologies, Inc.(b)	359,656	28,790,463
Personal Care Products–1.06%
Estee Lauder Cos., Inc. (The), Class A	338,772	39,053,636
Pharmaceuticals–1.89%
Eli Lilly and Co.	66,957	69,444,453
Property & Casualty Insurance–1.48%
American International Group, Inc.	314,886	23,578,664
Hartford Insurance Group, Inc. (The)	229,807	31,037,733
		54,616,397
Restaurants–1.01%
McDonald’s Corp.	117,725	37,083,375
Semiconductor Materials & Equipment–2.45%
Applied Materials, Inc.	103,758	33,443,279
ASML Holding N.V., New York Shares (Netherlands)	39,995	56,912,885
		90,356,164
Semiconductors–12.88%
ARM Holdings PLC, ADR(b)(c)	116,582	12,283,080
Broadcom, Inc.	330,930	109,637,109
NVIDIA Corp.	1,574,863	301,003,565
Texas Instruments, Inc.	238,571	51,423,979
		474,347,733
Shares		Value
Specialty Chemicals–0.71%
DuPont de Nemours, Inc.	591,177	$25,964,494
Systems Software–7.03%
Microsoft Corp.	549,766	236,558,812
ServiceNow, Inc.(b)	191,327	22,387,172
		258,945,984
Technology Hardware, Storage & Peripherals–5.56%
Apple, Inc.	789,081	204,750,738
Tobacco–1.31%
Philip Morris International, Inc.	269,190	48,303,454
Transaction & Payment Processing Services–1.13%
Mastercard, Inc., Class A	77,032	41,504,071
Total Common Stocks & Other Equity Interests (Cost $2,102,249,284)		3,660,837,688
Money Market Funds–0.35%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(d)(e)	4,582,827	4,582,827
Invesco Treasury Portfolio, Institutional Class, 3.57%(d)(e)	8,531,797	8,531,797
Total Money Market Funds (Cost $13,114,624)		13,114,624
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.78% (Cost $2,115,363,908)		3,673,952,312
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.40%
Invesco Private Government Fund, 3.65%(d)(e)(f)	4,049,646	4,049,646
Invesco Private Prime Fund, 3.80%(d)(e)(f)	10,536,224	10,539,385
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,589,031)		14,589,031
TOTAL INVESTMENTS IN SECURITIES–100.18% (Cost $2,129,952,939)		3,688,541,343
OTHER ASSETS LESS LIABILITIES—(0.18)%		(6,694,557)
NET ASSETS–100.00%		$3,681,846,786
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,018,582	$43,578,835	$(48,014,590)	$-	$-	$4,582,827	$100,017
Invesco Treasury Portfolio, Institutional Class	16,769,628	80,932,122	(89,169,953)	-	-	8,531,797	183,904
See accompanying notes which are an integral part of this schedule.
Invesco Charter Fund

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$3,275,729	$32,503,965	$(31,730,048)	$-	$-	$4,049,646	$44,191*
Invesco Private Prime Fund	8,528,616	82,368,899	(80,358,130)	14	(14)	10,539,385	118,239*
Total	$37,592,555	$239,383,821	$(249,272,721)	$14	$(14)	$27,703,655	$446,351

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Charter Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$3,621,846,493	$38,991,195	$—	$3,660,837,688
Money Market Funds	13,114,624	14,589,031	—	27,703,655
Total Investments	$3,634,961,117	$53,580,226	$—	$3,688,541,343
Invesco Charter Fund